Provision for Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Provision for Restructuring and Other Costs

The changes in the Company’s provision for restructuring and other costs can be summarized as follows:

	Other provision	Cetrotide(R) onerous contracts	2017 German Restructuring: onerous lease	German Restructuring: severance	Total
		$	$	$	$
January 1, 2018	9	473	1,208	1,807	3,497
Provision recognized	—	317	—	—	317
Utilization of provision	(9)	(222)	(467)	(1,202)	(1,900)
Change in the provision	—	—	(21)	(432)	(453)
Unwinding of discount and impact of foreign exchange rate changes	—	(21)	(57)	(85)	(163)
December 31, 2018	—	547	663	88	1,298
Adoption of IFRS 16 (note 5a)	—	—	(663)	—	(663)
Provision recognized	—	—	—	507	507
Utilization of provision	—	(137)	—	(252)	(389)
Change in the provision	—	4	—	—	4
Unwinding of discount and impact of foreign exchange rate changes	—	(18)	—	(13)	(31)
December 31, 2019	—	396	—	330	726
Less: current portion	—	(88)	—	(330)	(418)
Non-current portion	—	308	—	—	308